Stock options (Details 1) (USD $)	1 Months Ended		9 Months Ended
	Dec. 31, 2011	Nov. 30, 2011	Jun. 30, 2012
Summary of activity in the Company's stock option plans
Number Outstanding, Beginning Balance
Granted	10,000	460,000	3,720,000
Expired
Options cancelled, shares
Number Outstanding Balance			3,720,000
Warrants Exercisable, Balance			116,666
Weighted Average Exercise Price, Beginning Balance
Options granted, Weighted Average Exercise Price			$ 4.12
Options expired, Weighted Average Exercise Price
Options cancelled, Weighted Average Exercise Price
Weighted Average Exercise Price, Balance			$ 4.12
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Exercise Price			$ 4.23